Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	€ 588	€ 534
Value added tax and sales taxes payable	244	229
Other current liabilities	13	30
Trade and other payables	€ 845	€ 793